Trading Assets, at Fair Value (Detail) In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Debt Securities Korean Treasury And Government Agencies KRW	Dec. 31, 2009 Debt Securities Korean Treasury And Government Agencies KRW	Dec. 31, 2010 Debt Securities Corporations KRW	Dec. 31, 2009 Debt Securities Corporations KRW	Dec. 31, 2010 Debt Securities Mortgage - backed and asset - backed securities KRW	Dec. 31, 2009 Debt Securities Mortgage - backed and asset - backed securities KRW	Dec. 31, 2010 Debt Securities Financial Institutions KRW	Dec. 31, 2009 Debt Securities Financial Institutions KRW	Dec. 31, 2010 Equity Securities KRW	Dec. 31, 2009 Equity Securities KRW	Dec. 31, 2010 Derivative instruments Equity derivatives KRW	Dec. 31, 2009 Derivative instruments Equity derivatives KRW	Dec. 31, 2010 Derivative instruments Commodity derivatives KRW	Dec. 31, 2009 Derivative instruments Commodity derivatives KRW	Dec. 31, 2010 Derivative instruments Foreign exchange derivatives KRW	Dec. 31, 2009 Derivative instruments Foreign exchange derivatives KRW	Dec. 31, 2010 Derivative instruments Interest rate derivatives KRW	Dec. 31, 2009 Derivative instruments Interest rate derivatives KRW	Dec. 31, 2010 Derivative instruments Credit derivatives KRW	Dec. 31, 2009 Derivative instruments Credit derivatives KRW	Dec. 31, 2010 Other trading activities - commodity indexed deposits KRW	Dec. 31, 2009 Other trading activities - commodity indexed deposits KRW
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading assets (Note 6)	$ 13,513,534	15,278,402,000	11,297,076,000	3,225,335,000	1,523,695,000	1,897,386,000	1,176,562,000	470,501,000	872,987,000	4,886,533,000	2,104,094,000	830,691,000	746,962,000	1,253,186,000	286,919,000	5,525,000	1,896,000	1,630,922,000	3,426,615,000	924,517,000	898,554,000	349,000	2,546,000	153,457,000	256,246,000